Label	Element	Value
Dimensional Inflation-Protected Securities ETF | less than 1 Year [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.20%
Dimensional Inflation-Protected Securities ETF | 3 to 5 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	36.40%
Dimensional Inflation-Protected Securities ETF | 5 to 10 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	47.50%
Dimensional Inflation-Protected Securities ETF | Greater than 10 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.90%
Dimensional Inflation-Protected Securities ETF | U.S. Treasury Obligation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%